Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company Only Financial Information [Line Items]
Cash flows provided by (used in) operating activities	$ (73,842)	$ (2,054,480)	$ (1,810,475)	$ 69,620	$ 104,906
Investing activities
Purchases and originations of reverse loans held for investment	(715,969)	(1,864,687)	(3,020,937)	(594,315)	0
Purchases of forward loans related to Residual Trusts			0	0	(44,794)
Principal payments received on reverse loans held for investment	234,779	141,702	372,375	29,658	0
Principal payments received on forward loans related to Residual Trusts	50,562	53,521	108,274	97,038	95,746
Principal payments received on forward loans related to Non-Residual Trusts	29,383	30,524	61,385	62,884	30,636
Payments received on charged-off loans held for investment	2,055	0
Payments received on receivables related to Non-Residual Trusts	5,696	8,141	14,804	16,096	9,126
Cash proceeds from sales of real estate owned, net related to Residual Trusts	6,270	3,641	7,730	7,861	3,089
Cash proceeds from sales of other real estate owned, net	16,123	10,137	30,694	11,383	5,112
Purchases of premises and equipment	(12,958)	(17,240)	(38,639)	(11,408)	(6,287)
Decrease (increase) in restricted cash and cash equivalents	2,421	(32,425)	(8,156)	41,332	(47,918)
Payments for acquisitions of businesses, net of cash acquired	(167,955)	(478,084)	(478,084)	(88,592)	(1,000,529)
Deposit for acquisitions			(179,185)	(15,000)	0
Acquisitions of servicing rights	(101,244)	(537,296)	(632,179)	(5,539)	0
Acquisitions of charged-off loans held for investment	(57,052)	0
Other	(4,962)	(919)	(14,165)	(2,751)	(1,708)
Cash flows provided by (used in) investing activities	(712,851)	(2,682,985)	(3,776,083)	(451,353)	(957,527)
Financing activities
Proceeds from issuance of debt, net of debt issuance costs	0	1,012,713	3,106,263	957,037	720,700
Payments on debt	(8,893)	(39,124)	(362,931)	(75,292)	(24,277)
Debt prepayment penalty			0	(29,440)	0
Proceeds from securitizations of reverse loans	839,431	1,983,878	3,216,096	583,925	0
Payments on HMBS related obligations	(267,904)	(155,312)	(409,331)	(33,496)	0
Issuances of servicing advance liabilities	611,895	1,216,475	1,604,272	263,833	157,806
Payments on servicing advance liabilities	(542,740)	(579,010)	(733,150)	(270,708)	(164,882)
Net change in master repurchase agreements related to forward loans	126,425	1,568,301	929,015	6,055	0
Net change in master repurchase agreements related to reverse loans	(60,772)	(74,125)	(98,837)	11,832	0
Other debt issuance costs paid	(13,509)	(6,364)	(9,833)	(7,192)	(3,025)
Issuance of mortgage-backed debt related to Residual Trusts			0	0	223,065
Payments on mortgage-backed debt related to Residual Trusts	(51,442)	(55,685)	(112,449)	(98,105)	(89,727)
Payments on mortgage-backed debt related to Non-Residual Trusts	(39,224)	(44,297)	(87,920)	(92,716)	(47,760)
Extinguishments and settlement of debt and mortgage-backed debt			(1,405,424)	(690,000)	(1,338)
Secondary equity offering, net of issuance costs			0	276,013	0
Dividends and dividend equivalents paid			0	0	(14,051)
Other	4,882	581	618	3,302	497
Cash flows provided by (used in) financing activities	598,149	4,828,031	5,636,389	805,048	757,008
Net increase (decrease) in cash and cash equivalents	(188,544)	90,566	49,831	423,315	(95,613)
Cash and cash equivalents at the beginning of the period	491,885	442,054	442,054	18,739	114,352
Cash and cash equivalents at the end of the period	303,341	532,620	491,885	442,054	18,739
Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Cash flows provided by (used in) operating activities	(6,374)	(762)	(99,050)	(78,619)	(20,728)
Investing activities
Principal payments received on forward loans related to Residual Trusts	56	41	84	148	901
Purchase of held-to-maturity investments					(1,338)
Proceeds from sales of held-to-maturity investments					123,161
Cash proceeds from sales of real estate owned, net related to Residual Trusts	178	68	254	670
Decrease (increase) in restricted cash and cash equivalents	(752)	(3)	(752)	31,175	(44,728)
Payments for acquisitions of businesses, net of cash acquired		(477,021)	(477,021)	(115,000)	(1,012,640)
Deposit for acquisitions				(15,000)
Returns of capital from subsidiaries	20,721	18,852	37,796	37,536	261,535
Capital contributions to subsidiaries	(33,431)	(311,107)	(331,107)	(31,118)
Change in due from affiliate	(64,028)	(390,390)	(688,070)	12,469	(129,554)
Other			(15,200)
Cash flows provided by (used in) investing activities	(77,256)	(1,159,560)	(1,474,016)	(79,120)	(802,663)
Financing activities
Proceeds from issuance of debt, net of debt issuance costs		1,012,713	3,106,263	962,524	720,700
Payments on debt	(7,500)	(38,386)	(360,826)	(65,000)	(18,750)
Debt prepayment penalty				(29,440)
Other debt issuance costs paid			(1,936)	(6,179)
Extinguishments and settlement of debt and mortgage-backed debt			(1,405,424)	(690,000)
Secondary equity offering, net of issuance costs				276,013
Dividends and dividend equivalents paid					(14,051)
Change in due to affiliates	(4,497)	17,438	(29,618)	72,588	27,481
Other	6,833	1,302	(1,777)	3,076	181
Cash flows provided by (used in) financing activities	(5,164)	993,067	1,306,682	523,582	715,561
Net increase (decrease) in cash and cash equivalents	(88,794)	(165,731)	(266,384)	365,843	(107,830)
Cash and cash equivalents at the beginning of the period	100,009	366,393	366,393	550	108,380
Cash and cash equivalents at the end of the period	11,215	200,662	100,009	366,393	550
Guarantor Subsidiaries [Member]
Parent Company Only Financial Information [Line Items]
Cash flows provided by (used in) operating activities	(49,030)	(2,071,339)	(1,741,415)	118,733	62,865
Investing activities
Purchases and originations of reverse loans held for investment	(715,969)	(1,864,687)	(3,020,937)	(594,315)
Purchases of forward loans related to Residual Trusts					(44,794)
Principal payments received on reverse loans held for investment	234,779	141,702	372,375	29,658
Principal payments received on forward loans related to Residual Trusts	273	253	458	124	2,080
Payments received on charged-off loans held for investment	2,055
Cash proceeds from sales of real estate owned, net related to Residual Trusts	235	2	80	319	654
Cash proceeds from sales of other real estate owned, net	13,263	6,304	23,184	3,198	425
Purchases of premises and equipment	(12,958)	(17,240)	(38,639)	(11,408)	(6,273)
Decrease (increase) in restricted cash and cash equivalents	4,749	(34,142)	(7,282)	1,931	311
Payments for acquisitions of businesses, net of cash acquired	(167,955)	(1,063)	(1,063)
Deposit for acquisitions			(179,185)
Acquisitions of servicing rights	(101,244)	(537,296)	(632,179)	(5,539)
Returns of capital from subsidiaries	7,653	4,510	30,307	2,257	1,278
Acquisitions of charged-off loans held for investment	(57,052)
Capital contributions to subsidiaries	(4,127)	(1,700)	(16,010)	(4,195)	(100)
Change in due from affiliate	(23,326)	(61,865)	(65,619)	(204,144)	102,955
Other	(4,962)	(919)	1,035	(2,751)	(1,708)
Cash flows provided by (used in) investing activities	(824,586)	(2,366,141)	(3,533,475)	(784,865)	54,828
Financing activities
Payments on debt	(1,393)	(738)	(2,105)	(10,292)	(5,527)
Proceeds from securitizations of reverse loans	839,431	1,983,878	3,216,096	583,925
Payments on HMBS related obligations	(267,904)	(155,312)	(409,331)	(33,496)
Issuances of servicing advance liabilities	468,376	1,213,514	1,597,043	242,080	156,637
Payments on servicing advance liabilities	(432,639)	(577,002)	(729,274)	(264,771)	(157,750)
Net change in master repurchase agreements related to forward loans	126,425	1,568,301	929,015	6,055
Net change in master repurchase agreements related to reverse loans	(60,772)	(74,125)	(98,837)	11,832
Other debt issuance costs paid	(13,509)	(6,364)	(7,897)	(188)
Capital Contribution	33,431	311,107	331,107	32,011	12,111
Capital Distributions	(5,971)	(5,285)	(10,837)	(4,225)	(199,756)
Change in due to affiliates	88,380	433,983	772,554	161,134	91,602
Other	(1,950)	(684)	2,007	226	316
Cash flows provided by (used in) financing activities	771,905	4,691,273	5,589,541	724,291	(102,367)
Net increase (decrease) in cash and cash equivalents	(101,711)	253,793	314,651	58,159	15,326
Cash and cash equivalents at the beginning of the period	388,644	73,993	73,993	15,834	508
Cash and cash equivalents at the end of the period	286,933	327,786	388,644	73,993	15,834
Non-Guarantor Subsidiaries [Member]
Parent Company Only Financial Information [Line Items]
Cash flows provided by (used in) operating activities	(18,007)	15,924	29,860	25,633	64,363
Investing activities
Principal payments received on forward loans related to Residual Trusts	50,233	53,227	107,732	96,766	92,765
Principal payments received on forward loans related to Non-Residual Trusts	29,383	30,524	61,385	62,884	30,636
Payments received on receivables related to Non-Residual Trusts	5,696	8,141	14,804	16,096	9,126
Cash proceeds from sales of real estate owned, net related to Residual Trusts	5,857	3,571	7,396	6,872	2,435
Cash proceeds from sales of other real estate owned, net	2,860	3,833	7,510	8,185	4,687
Purchases of premises and equipment					(14)
Decrease (increase) in restricted cash and cash equivalents	(1,576)	1,720	(122)	8,226	(3,501)
Change in due from affiliate	(28,200)	(45,685)	(78,976)	(174,258)	28,835
Cash flows provided by (used in) investing activities	64,253	55,331	119,729	24,771	164,969
Financing activities
Issuances of servicing advance liabilities	143,519	2,961	7,229	21,753	1,169
Payments on servicing advance liabilities	(110,101)	(2,008)	(3,876)	(5,937)	(7,132)
Other debt issuance costs paid				(825)	(2,213)
Issuance of mortgage-backed debt related to Residual Trusts					102,000
Payments on mortgage-backed debt related to Residual Trusts	(51,442)	(55,685)	(112,449)	(98,105)	(92,635)
Payments on mortgage-backed debt related to Non-Residual Trusts	(39,224)	(44,297)	(87,920)	(92,716)	(47,760)
Capital Contribution	4,127	1,700	16,010	29,710	100
Capital Distributions	(22,403)	(18,077)	(57,266)	(35,568)	(63,057)
Change in due to affiliates	31,240	46,692	90,284	130,597	(122,913)
Other	(1)	(37)	(37)
Cash flows provided by (used in) financing activities	(44,285)	(68,751)	(148,025)	(51,091)	(232,441)
Net increase (decrease) in cash and cash equivalents	1,961	2,504	1,564	(687)	(3,109)
Cash and cash equivalents at the beginning of the period	3,232	1,668	1,668	2,355	5,464
Cash and cash equivalents at the end of the period	5,193	4,172	3,232	1,668	2,355
Consolidation, Eliminations [Member]
Parent Company Only Financial Information [Line Items]
Cash flows provided by (used in) operating activities	(431)	173	130	3,873	(1,594)
Investing activities
Purchase of held-to-maturity investments					1,338
Proceeds from sales of held-to-maturity investments					(123,161)
Payments for acquisitions of businesses, net of cash acquired				26,408	12,111
Returns of capital from subsidiaries	(28,374)	(23,362)	(68,103)	(39,793)	(262,813)
Capital contributions to subsidiaries	37,558	312,807	347,117	35,313	100
Change in due from affiliate	115,554	497,940	832,665	365,933	(2,236)
Cash flows provided by (used in) investing activities	124,738	787,385	1,111,679	387,861	(374,661)
Financing activities
Proceeds from issuance of debt, net of debt issuance costs				(5,487)
Other debt issuance costs paid					(812)
Issuance of mortgage-backed debt related to Residual Trusts					121,065
Payments on mortgage-backed debt related to Residual Trusts					2,908
Extinguishments and settlement of debt and mortgage-backed debt					(1,338)
Capital Contribution	(37,558)	(312,807)	(347,117)	(61,721)	(12,211)
Capital Distributions	28,374	23,362	68,103	39,793	262,813
Change in due to affiliates	(115,123)	(498,113)	(833,220)	(364,319)	3,830
Other			425
Cash flows provided by (used in) financing activities	$ (124,307)	$ (787,558)	$ 1,111,809	$ (391,734)	$ 376,255